ACQUISITION OF BUSINESSES - Schedule of Prior Year Acquisitions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Goodwill	$ 2,411	$ 5,218
Business services
Disclosure of detailed information about business combination [line items]
Goodwill	1,306	2,514
Infrastructure services
Disclosure of detailed information about business combination [line items]
Goodwill	760	470
Industrials
Disclosure of detailed information about business combination [line items]
Goodwill	345	2,234
Various acquisitions
Disclosure of detailed information about business combination [line items]
Cash	1,834	5,795
Contingent consideration	275	16
Total consideration	2,109	5,811
Cash and cash equivalents	658	330
Accounts and other receivable, net	872	1,428
Inventory, net	686	1,816
Equity accounted investments	329	847
Property, plant and equipment	4,874	6,615
Intangible assets	2,803	6,955
Goodwill	937	3,478
Deferred income tax assets	38	317
Financial assets	412	4,762
Other assets	1,234	395
Accounts payable and other	(3,517)	(4,731)
Borrowings	(3,668)	(709)
Deferred income tax liabilities	(156)	(1,117)
Net assets acquired before non-controlling interest	5,502	20,388
Non-controlling interests	(3,393)	(14,577)
Net assets acquired	2,109	5,811
Various acquisitions | Business services
Disclosure of detailed information about business combination [line items]
Cash	25	2,024
Contingent consideration	0	15
Total consideration	25	2,039
Cash and cash equivalents	36	319
Accounts and other receivable, net	11	297
Inventory, net	2	41
Equity accounted investments	0	9
Property, plant and equipment	56	3,030
Intangible assets	28	535
Goodwill	36	1,572
Deferred income tax assets	0	136
Financial assets	0	4,735
Other assets	0	48
Accounts payable and other	(28)	(2,732)
Borrowings	(50)	(709)
Deferred income tax liabilities	(2)	(150)
Net assets acquired before non-controlling interest	89	7,133
Non-controlling interests	(64)	(5,094)
Net assets acquired	25	2,039
Various acquisitions | Infrastructure services
Disclosure of detailed information about business combination [line items]
Cash	1,764	7
Contingent consideration	275	1
Total consideration	2,039	8
Cash and cash equivalents	592	0
Accounts and other receivable, net	786	2
Inventory, net	626	0
Equity accounted investments	328	0
Property, plant and equipment	4,631	3
Intangible assets	2,544	0
Goodwill	721	12
Deferred income tax assets	11	0
Financial assets	410	0
Other assets	1,234	0
Accounts payable and other	(3,290)	(1)
Borrowings	(3,352)	0
Deferred income tax liabilities	(82)	0
Net assets acquired before non-controlling interest	5,159	16
Non-controlling interests	(3,120)	(8)
Net assets acquired	2,039	8
Various acquisitions | Industrials
Disclosure of detailed information about business combination [line items]
Cash	45	3,764
Contingent consideration	0	0
Total consideration	45	3,764
Cash and cash equivalents	30	11
Accounts and other receivable, net	75	1,129
Inventory, net	58	1,775
Equity accounted investments	1	838
Property, plant and equipment	187	3,582
Intangible assets	231	6,420
Goodwill	180	1,894
Deferred income tax assets	27	181
Financial assets	2	27
Other assets	0	347
Accounts payable and other	(199)	(1,998)
Borrowings	(266)	0
Deferred income tax liabilities	(72)	(967)
Net assets acquired before non-controlling interest	254	13,239
Non-controlling interests	(209)	(9,475)
Net assets acquired	45	$ 3,764
Goodwill | Various acquisitions | Business services
Disclosure of detailed information about business combination [line items]
Measurement period adjustments	5
Goodwill | Various acquisitions | Infrastructure services
Disclosure of detailed information about business combination [line items]
Measurement period adjustments	(39)
Accounts receivable and other | Various acquisitions | Infrastructure services
Disclosure of detailed information about business combination [line items]
Measurement period adjustments	(50)
Property, plant and equipment | Various acquisitions | Infrastructure services
Disclosure of detailed information about business combination [line items]
Measurement period adjustments	(38)
Intangible assets | Various acquisitions | Infrastructure services
Disclosure of detailed information about business combination [line items]
Measurement period adjustments	(139)
Financial assets | Various acquisitions | Infrastructure services
Disclosure of detailed information about business combination [line items]
Measurement period adjustments	93
Other assets | Various acquisitions | Infrastructure services
Disclosure of detailed information about business combination [line items]
Measurement period adjustments	208
Accounts payable and other | Various acquisitions | Infrastructure services
Disclosure of detailed information about business combination [line items]
Measurement period adjustments	(141)
Deferred income tax liabilities | Various acquisitions | Infrastructure services
Disclosure of detailed information about business combination [line items]
Measurement period adjustments	$ (1)